Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial data (unaudited)

	Interest Income	Net Interest Income	Net Income	Basic	Diluted
	(Dollars in thousands)
2014
First Quarter	$5,437	$4,785	$1,944	$0.28	$0.28
Second Quarter	5,711	5,023	1,429	0.20	0.20
Third Quarter	5,680	5,025	1,460	0.21	0.21
Fourth Quarter	5,728	5,089	294	0.04	0.04

2013
First Quarter	$5,478	$4,837	$1,950	$0.28	$0.28
Second Quarter	5,554	4,898	1,492	0.22	0.21
Third Quarter	5,598	4,962	1,021	0.15	0.15
Fourth Quarter	5,773	5,103	1,622	0.23	0.23